TAXATION - Components of the deferred tax assets (Details) - HKD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net operating loss carryforwards	$ 158,826	$ 64,092
Accrued expenses and others	50,408	22,348
Less: valuation allowance	(169,422)	(67,769)	$ (53,421)	$ (23,249)
Total deferred tax assets	39,812	18,671
Set off of deferred tax liabilities pursuant to set off provisions	(1,495)	(1,497)
Net deferred tax assets	38,317	17,174
Total deferred tax liabilities	2,131	3,101
Set-off of deferred tax assets pursuant to set-off provisions	(1,495)	(1,497)
Net deferred tax liabilities	$ 636	$ 1,604